Consolidated Statement of Financial Condition	Sep. 30, 2023 USD ($) $ / shares shares
Assets
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	$ 1,178,633,000	[1],[2],[3]
Cash and cash equivalents	35,045,000
Foreign currencies (cost of $1,166)	919,000
Restricted cash and cash equivalents	14,758,000
Interest receivable	17,136,000
Receivable for investments sold	9,900,000
Deferred offering costs	3,435,000
Other assets	4,230,000
Total Assets	1,264,056,000
Liabilities
Debt	572,270,000
Less unamortized debt issuance costs	(6,190,000)
Debt less unamortized debt issuance costs	566,080,000
Interest payable	1,472,000
Distributions payable	5,488,000
Management and incentive fees payable	4,083,000
Payable for investments purchased	28,969,000
Accrued trustee fees	63,000
Accounts payable and accrued expenses	4,563,000
Total Liabilities	610,718,000
Net Assets
Common shares, par value $0.01 per share, unlimited shares authorized, 26,133,510.522 shares issued and outstanding as of September 30, 2023	261,000
Paid in capital in excess of par	652,789,000
Distributable earnings (losses)	288,000
Total Net Assets	653,338,000
Total Liabilities and Total Net Assets	$ 1,264,056,000
Number of common shares outstanding (Class I) (in shares) | shares	26,133,510.522
Net asset value per common share (Class I) (in dollars per share) | $ / shares	$ 25.00

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.